NEW COVENANT FUNDS

New Covenant Growth Fund
(the "Fund")

Supplement dated May 15, 2014
to the Prospectus (the "Prospectus") dated October 31, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Fund.

Change in Benchmark Indices

In the table under the heading "Average Annual Total Returns (for the periods ended December 31, 2012)" in the Fund Summary for the Fund, the row relating to the Fund's Blended 80% Russell 1000® Index/20% MSCI ACWI ex-U.S. Index is hereby deleted.

In addition, the third paragraph under the heading "More Information About the Funds' Benchmark Indices" is hereby deleted.

Change in Portfolio Management

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the text relating to Baillie Gifford Overseas Ltd. is hereby deleted.

In addition, under the heading "Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Baillie Gifford Overseas Ltd. is hereby deleted.

There are no other changes to the benchmark indices or portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-874 (5/14)

NEW COVENANT FUNDS

New Covenant Growth Fund
(the "Fund")

Supplement dated May 15, 2014
to the Statement of Additional Information (the "SAI") dated October 31, 2013

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Fund.

Change in Portfolio Management

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Baillie Gifford Overseas Ltd.'s management of the Fund are hereby deleted.

In addition, under the sub-heading "Baillie Gifford," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Baillie Gifford Overseas Ltd.'s management of the Fund are hereby deleted.

There are no other changes to the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-875 (5/14)